Acquisition of Sri Sai Cable and Broadband Private Limited (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 07, 2023
Acquisition of Sri Sai Cable and Broadband Private Limited [Line Items]
Acquired percentage	51.00%		51.00%
Consideration amount			$ 2,500,000
Additional commitment invest	$ 7,500,000
Revenues	21,363,772	$ 19,008,182
Other income	1,639,567	385,145
Profit		$ 1,453,631
Capital investment	7,500,000
Mr. Nimish Pandya [Member]
Acquisition of Sri Sai Cable and Broadband Private Limited [Line Items]
Acquired percentage			49.00%
Equity shares percentage			2.00%
Sri Sai cable and Broadband Private Limited [Member]
Acquisition of Sri Sai Cable and Broadband Private Limited [Line Items]
Other income	$ 745,955